UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934
Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1(c)(1) under the Exchange Act (17 CFR 240.15Ga-1(c)(1)) for the reporting period

☑	Rule 15Ga-1(c)(2)(i) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(i)) for the quarterly reporting period July 1, 2012 to September 30, 2012

☐	Rule 15Ga-1(c)(2)(ii) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(ii)) for the annual reporting period
Date of Report (Date of earliest event reported): August 15, 2012
FIRST Insurance Funding Corp.
Name of Securitizer
Commission File Number of securitizer:
Central Index Key Number of securitizer: 0001541647
Lisa J. Pattis, 847-615-4096
Name and telephone number, including area code, of the person to contact in connection with this filing.
Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐
Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐
Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☑

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure.

Securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2).

Item 1.03 Notice of Termination of Duty to File Reports under Rule 15Ga-1.
On August 15, 2012, FIRST Insurance Funding Corp. (or the related issuing entity) made final payment on all outstanding asset-backed securities.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

FIRST Insurance Funding Corp. (Securitizer)

By:	/s/ Eryn C. Brasovan
Name:	Eryn C. Brasovan
Title:	Vice President and General Counsel
Date: October 31, 2012